Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Income tax expense	225	98
Income tax payable	246	127

Schedule of Reconciliation of Income Tax Rate to the Effective Income Tax Rate Based on Income Before Income Taxes

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2023 and 2024 are as follows:

	Financial Years ended December 31,
	2023	2024
	US$’000	US$’000
Income before income taxes	1,377	1,126
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	234	191
Tax effect of non-taxable income	—	(30)
Tax effect of non-deductible items	4	2
Tax Rebate	—	(28)
Over provision in previous financial year	—	(24)
Tax holiday	(13)	(13)
Income tax expense	225	98